Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2012-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 5/31/2014

A.	DATES	Begin	End	# days

1	Payment Date		6/16/2014
2	Collection Period	5/1/2014	5/31/2014	31
3	Monthly Interest Period-Actual	5/15/2014	6/15/2014	32
4	Monthly Interest - Scheduled	5/15/2014	6/14/2014	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	179,640,000.00	-	-	-	-	-	0.0000000
6	Class A-2 Notes	200,000,000.00	-	-	-	-	-	-
7	Class A-3 Notes	203,670,000.00	149,024,281.59	-	-	28,427,522.04	120,596,759.55	0.5921184
8	Class A-4 Notes	60,000,000.00	60,000,000.00	-	-	-	60,000,000.00	1.0000000
9	Total Class A Notes	643,310,000.00	209,024,281.59	0.00	0.00	28,427,522.04	180,596,759.55
10	Class B Notes	30,450,000.00	30,450,000.00	-	-	-	30,450,000.00	1.0000000

11	Total Notes	$673,760,000.00	239,474,281.59	$0.00	$0.00	$28,427,522.04	211,046,759.55

	Overcollateralization
12	Exchange Note	76,131,851.69	76,131,851.69				76,131,851.69
13	Series 2012-A Notes	11,426,665.22	22,839,555.51				22,839,555.51

14	Total Overcollateralization	87,558,516.91	98,971,407.20				98,971,407.20
15	Total Target Overcollateralization	$98,971,407.20	98,971,407.20				98,971,407.20

				Per $1000	Principal	Per $1000	Interest
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
16	Class A-1 Notes	0.32800%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	0.71000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-3 Notes	0.93000%	115,493.82	0.5670635	28,427,522.04	139.5763836	0.00
19	Class A-4 Notes	1.06000%	53,000.00	0.8833333	0.00	0.0000000	0.00
20	Total Class A Notes		168,493.82	0.2619170	28,427,522.04	44.1894608	0.00
21	Class B Notes	1.49000%	37,808.75	1.2416667	0.00	0.0000000	0.00

22	Totals		206,302.57	0.3061959	28,427,522.04	42.1923564	0.00

		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	685,186,665.00	304,601,119.91				279,016,350.08

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	3.50%	3.50%
25	Aggregate Securitization Value	761,318,516.91	310,018,166.75
26	Aggregate Base Residual Value (Not Discounted)	509,718,503.66	274,325,850.78

		Units	Securitization Value
27	Securitization Value — Beginning of Period	23,199	338,445,688.79
28	Depreciation/Payments		(5,039,749.40)
29	Gross Credit Losses	(28)	(389,867.10)
30	Scheduled & Early Terminations	(1,055)	(13,544,332.64)
31	Payoff Units & Lease Reversals	(613)	(9,453,572.90)
32	Repurchased Leases	-	0.00

33	Securitization Value - End of Period	21,503	310,018,166.75

World Omni Automobile Lease Securitization Trust 2012-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 5/31/2014

C.	SERVICING FEE

34	Servicing Fee Due	282,038.07

35	Unpaid Servicing Fees - Prior Collection Periods	0.00

36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(17,619.21)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
37	Required Reserve Account Balance (.50% of Initial Securitization Value)	3,806,592.58
38	Beginning Reserve Account Balance	3,806,592.58
39	Ending Reserve Account Balance	3,806,592.58

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
40	Total Active Units (Excluding Inventory)	20,071	99.23%	291,587,798.68
41	31 - 60 Days Delinquent	122	0.60%	1,783,651.47
42	61 - 90 Days Delinquent	20	0.10%	307,949.34
43	91+ Days Delinquent	13	0.07%	76,780.92

44	Total	20,226	100.00%	293,756,180.41

45	Current Period Net Residual Losses/(Gains)				(1,458,040.19)

46	Current Period Net Credit Losses/(Gains)				74,257.09

World Omni Automobile Lease Securitization Trust 2012-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 5/31/2014

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

47	Collected Amounts	33,509,676.79

48	Investment Earnings on Collection Account	1,310.25

49	Total Collected Amounts, prior to Servicer Advances	33,510,987.04

50	Servicer Advance	0.00

51	Total Collected Amounts - Available for Distribution	33,510,987.04

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

52	Servicing Fee	282,038.07
53	Interest on the Exchange Note - to the Trust Collection Account	378,213.06
54	Principal on the Exchange Note - to the Trust Collection Account	25,584,769.83
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	4,863,060.53
56	Remaining Funds Payable to Trust Collection Account	2,402,905.55

57	Total Distributions	33,510,987.04

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

58	Available Funds	33,228,948.97

59	Investment Earnings on Reserve Account	179.99

60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	33,229,128.96

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

62	Administration Fee	14,101.90
63	Class A Noteholders' Interest Distributable Amount	168,493.82
64	Noteholders' First Priority Principal Distributable Amount	-
65	Class B Noteholders' Interest Distributable Amount	37,808.75
66	Noteholders' Second Priority Principal Distributable Amount	-
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
68	Noteholders' Regular Principal Distributable Amount	28,427,522.04
69	Remaining Funds Payable to Certificateholder	4,581,202.45

70	Total Distributions	33,229,128.96